DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Details) € in Millions, $ in Millions		1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 17, 2010 EUR (€) item	Nov. 30, 2014 EUR (€) item	Mar. 31, 2015 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2009	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 USD ($)	Nov. 30, 2014 USD ($)	Mar. 17, 2010 USD ($)
Derivative Instruments and Hedging Activities
Accumulated other comprehensive loss expected to be reclassified to earnings				$ 0
Notional Amounts									€ 751	$ 821
Amount of gain recognized on the hedge of net investments					$ 68	$ 97	$ (22)
Net euro assets									€ 1,213	1,325
Designated as Hedging Instrument
Derivative Instruments and Hedging Activities
Changes in accumulated other comprehensive gain (loss)					$ 1	2
Forward interest rate contract beginning in January, 2010 | Designated as Hedging Instrument
Derivative Instruments and Hedging Activities
Notional Amounts						$ 50
Fixed percentage to be paid under the hedge						2.80%
Fair value of the hedge						$ 1
Forward interest rate contract beginning in December, 2014 | Designated as Hedging Instrument
Derivative Instruments and Hedging Activities
Notional Amounts						$ 50				$ 50
Fixed percentage to be paid under the hedge						2.50%			2.50%	2.50%
Fair value of the hedge						$ 2				$ 1
Forward interest rate contract beginning in January, 2015 | Designated as Hedging Instrument
Derivative Instruments and Hedging Activities
Notional Amounts						$ 50				$ 50
Fixed percentage to be paid under the hedge						2.50%			2.50%	2.50%
Fair value of the hedge						$ 2				$ 1
Forward foreign currency contracts
Derivative Instruments and Hedging Activities
Notional Amounts						179				176
Maximum maturity period of spot or forward exchange rate contracts					3 months
Approximate term of foreign currency contracts					1 month
Twelve-year interest rate contract entered in year 2009 | Non Designated Hedge Instrument | Arabian Amines Company
Derivative Instruments and Hedging Activities
Notional Amounts										24
Hedging period of interest rate contract								12 years
Fair value of the hedge						3				$ 2
Additional (reduction of) interest expense due to changes in the fair value of the hedges					$ (1)	(1)
Twelve-year interest rate contract entered in year 2009 | Non Designated Hedge Instrument | Arabian Amines Company | LIBOR
Derivative Instruments and Hedging Activities
Fixed percentage to be paid under the hedge									5.02%	5.02%
Variable rate basis					LIBOR
Cross currency interest rate contracts
Derivative Instruments and Hedging Activities
Notional Amounts	€ 255	€ 161									$ 200	$ 350
U.S. dollar interest payments to be received twice each year											$ 5
Equivalent annual rate of interest receivable (as a percent)		5.125%									5.125%
U.S. dollar interest payments to be made twice each year | €		€ 3
Equivalent annual rate of interest payable (as a percent)		3.60%									3.60%
Fair value of the swap						$ 43				$ 28
Cross currency interest rate contracts | Designated as Hedging Instrument
Derivative Instruments and Hedging Activities
Amount received from counterparties			$ 66
Five years cross currency interest rate contract
Derivative Instruments and Hedging Activities
Number of cross currency interest rate contracts | item	3	2
Term of cross currency interest rate contract	5 years	5 years
Eight years cross currency interest rate contract
Derivative Instruments and Hedging Activities
Number of cross currency interest rate contracts | item		1
Term of cross currency interest rate contract		8 years